Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Feb. 21, 2020 USD ($)	Feb. 21, 2020 HKD ($)	Jan. 17, 2020 $ / shares	Jan. 17, 2020 $ / shares	May 24, 2019 $ / shares	May 24, 2019 $ / shares	Jan. 18, 2019 $ / shares	Jan. 18, 2019 $ / shares	May 25, 2018 $ / shares	May 25, 2018 $ / shares	Jan. 19, 2018 $ / shares	Jan. 19, 2018 $ / shares
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares per share | (per share)			$ 0.99	$ 0.127	$ 1.00	$ 0.127	$ 0.99	$ 0.127	$ 1.00	$ 0.127	$ 0.99	$ 0.127
Dividends paid, ordinary shares	$ 1,030	$ 8,010